Equity (Details)								6 Months Ended
		Jan. 04, 2024 USD ($)	Dec. 29, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Apr. 30, 2022 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Feb. 10, 2023 USD ($) $ / shares shares	Feb. 10, 2023 CNY (¥) shares	Nov. 15, 2022 USD ($) shares	Sep. 16, 2022 USD ($) $ / shares shares	Jan. 15, 2022 $ / shares shares	Sep. 29, 2021 $ / shares shares
Equity [Line Items]
Ordinary share authorized					25,000,000,000			25,000,000,000
Ordinary value,per share (in Dollars per share) | $ / shares					$ 0.000002			$ 0.000002
Ordinary shares issued					25,926,155			28,545,468
Cash consideration received (in Dollars) | $							$ 2,000,000
Share capital (in Dollars) | $													$ 50,000
Surrendered ordinary shares												381,963	1,653,155
Cancelled surrendered shares												381,963	1,653,155
Investor agreed to invest (in Dollars) | $												$ 1,500,000
Ordinary shares authorized												381,963
Aggregate amount										$ 9,400,000	¥ 65,000,000
Amount received (in Dollars) | $									$ 9,400,000
Warrants shares issued				1,240,000
Net proceeds (in Dollars) | $		$ 8,900,000		$ 5,200,000
Ordinary share outstanding					25,926,155			28,545,468
Warrants outstanding								2,068,970
Issuance of warrants (in Dollars) | $								$ 7,772,140
Warrants liability (in Dollars) | $								1,028,821
Change of fair value of warrant liability (in Dollars) | $								(6,743,319)
Fund statutory reserves					50.00%	50.00%
Retained earnings statutory reserves (in Dollars) | $					$ 368,271			1,086,591
Restricted net assets (in Dollars) | $					$ 4,100,499			$ 4,818,819
Warrant [Member]
Equity [Line Items]
Warrants shares issued			2,068,970
Price per share (in Dollars per share) | $ / shares			$ 7.25
Gross proceeds (in Dollars) | $			$ 10,000,000
Minimum [Member]
Equity [Line Items]
Fund statutory reserves								10.00%
Maximum [Member]
Equity [Line Items]
Fund statutory reserves								50.00%
Common Stock [Member]
Equity [Line Items]
Ordinary share authorized													25,000,000,000		5,000,000,000
Ordinary value,per share (in Dollars per share) | $ / shares														$ 0.00001	$ 0.00001
Ordinary shares issued														130,631	5,000,000
Warrants shares issued	[1]							1,240,000
Ordinary share outstanding	[1]				25,926,155	23,618,037		28,545,468	25,926,155
Exercisable price (in Dollars per share) | $ / shares								$ 0.4
Anson East Master Fund [Member]
Equity [Line Items]
Issued warrants								2,068,970
Exercisable price (in Dollars per share) | $ / shares								$ 8
Sabby Volatility Warrant Master Fund, Ltd. [Member]
Equity [Line Items]
Issued warrants								1,241,381
Exercisable price (in Dollars per share) | $ / shares								$ 8
Viru Technology [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares													$ 0.000002
Surrendered ordinary shares													41,155
Anguo [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares										$ 0.000002
Ordinary shares issued										740,829	740,829
Anjiu [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares										$ 0.000002
Ordinary shares issued										740,829	740,829
Anling [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares										$ 0.000002
Ordinary shares issued										444,497	444,497
PRC Company Laws [Member]
Equity [Line Items]
Retained earnings statutory reserves (in Dollars) | $					$ 368,271			$ 1,086.591
Board of Directors Chairman [Member]
Equity [Line Items]
Ordinary value,per share (in Dollars per share) | $ / shares													$ 0.000002
Ordinary shares issued													25,000,000
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued					25,926,155			28,545,468
Warrants shares issued			1,379,313
Ordinary share outstanding					25,926,155			28,545,468
IPO [Member]
Equity [Line Items]
Warrants shares issued				1,200,000
Over-Allotment Option [Member]
Equity [Line Items]
Warrants shares issued				40,000
Price per share (in Dollars per share) | $ / shares				$ 5
Gross proceeds (in Dollars) | $				$ 6,200,000

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 11).